Label	Element	Value
Innovator Premium Income 20 Barrier ETF® - January | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.20%
Innovator Premium Income 20 Barrier ETF® - January | S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,657.38 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Innovator Premium Income 20 Barrier ETF® - January | S&P 500 Mini Index, Expiration: 12/31/2025; Exercise Price: $471.63 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 20 Barrier ETF® - January | S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,716.34 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)